Income Tax - Summary of Timing of Tax Losses Carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 3,800	€ 8,794
2022
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	16	15
2023
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	320	306
2024
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	351	336
2025
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	315	304
2026
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	318	262
2027
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	274	283
Unlimited
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 2,206	€ 7,288